Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 9. Goodwill and Other Intangible Assets
(in thousands)
Changes in the carrying amount of goodwill during the years ended December 31, 2019 and 2018 were as follows:

Total
Balance at December 31, 2018	$3,150
Addition to goodwill from Charter acquisition	9,953

Balance at December 31, 2019	$13,103

The additions to goodwill in 2019
from the Charter acquisition represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed in the relevant transaction. The Company is in the process of completing Charter’s final tax return, core processor conversion and analyzing potential unknown liabilities; as a result, the recorded balance of goodwill attributable to the Charter acquisition is subject to change in future periods.
The following table provides a summary of finite-lived intangible assets as of the dates presented:

	2019	2018
Core deposit intangible	$766	$—
Accumulated amortization	(27)	—

Total finite-lived intangible assets	$739	$—

Core deposit intangible amortization expense for the years ended December 31, 2019, 2018 and 2017 was $27,
$-0-
and
$-0-,
respectively. The estimated amortization expense of finite-lived intangible assets for the five succeeding fiscal years is summarized as follows:

Year ending December 31,	Amount
2020	$109
2021	109
2022	109
2023	109
2024	109
Thereafter	194

$739